Other comprehensive income (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components that will not be reclassified to profit or loss:
Actuarial gain (loss) on defined benefit pension plans, pretax	€ 6,840	€ (31,423)	€ 30,169
Components that will not be reclassified to profit or loss, tax effect:
Actuarial gain (loss) on defined benefit pension plans, tax effect	(27,393)	7,085	(8,830)
Components that will not be reclassified to profit or loss, net of tax:
Actuarial gain (loss) on defined benefit pension plans, net of tax	(20,553)	(24,338)	21,339
Components that may be reclassified subsequently to profit or loss, pretax:
Foreign currency translation adjustment, pretax	(1,284,173)	368,429	674,727
Other comprehensive income (loss) relating to cash flow hedges during the period, pretax:
Changes in fair value of cash flow hedges during the period, pretax	1,613	(1,357)	12,700
Reclassification adjustments, pretax	26,370	26,468	41,496
Total other comprehensive income (loss) relating to cash flow hedges, pretax	27,983	25,111	54,196
Other comprehensive income (loss), pretax	(1,249,350)	362,117	759,092
Other comprehensive income (loss) relating to cash flow hedges during the period, tax effect:
Changes in fair value of cash flow hedges during the period, tax effect	(430)	568	(4,070)
Reclassification adjustments, tax effect	(7,977)	(7,607)	(11,317)
Total other comprehensive income (loss) relating to cash flow hedges, tax effect	(8,407)	(7,039)	(15,387)
Other comprehensive income (loss), tax effect	(35,800)	46	(24,217)
Components that may be reclassified subsequently to profit or loss, net of tax:
Foreign currency translation adjustments, net of tax	(1,284,173)	368,429	674,727
Other comprehensive income (loss) relating to cash flow hedges during the period, net of tax:
Changes in fair value of cash flow hedges during the period, net of tax	1,183	(789)	8,630
Reclassification adjustments, net of tax	18,393	18,861	30,179
Total other comprehensive income (loss) relating to cash flow hedges, net of tax	19,576	18,072	38,809
Other comprehensive income (loss), net of tax	€ (1,285,150)	€ 362,163	€ 734,875